Property and Equipment - Summary of Depreciation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 5,646	$ 6,500	$ 5,112
Cost of Revenue [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	5,003	5,652	4,317
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	628	715	690
Sales and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 15	$ 133	$ 105